Secured borrowing (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt	$ 579,579	$ 571,791
Current portion of Long-term debt	37,431	26,583
Long-term debt	542,148	545,208
Total debt	579,579	571,791
Current portion of deferred financing costs	1,246	995
Deferred financing costs non-current	3,640	3,392
Total deferred financing costs	4,886	4,387
Total debt	579,579	571,791
Less: Total deferred financing costs	4,886	4,387
Total debt, net of deferred financing costs	574,693	567,404
Less: Current portion of long-term debt, net of current portion of deferred financing costs	36,185	25,588
Long-term debt, net of deferrred financing costs, non-current	538,508	541,816
Long-term debt	579,579	571,791
2015 Loan
Debt Instrument [Line Items]
Long-term debt	5,690	6,545
Total debt	5,690	6,545
Total debt	5,690	6,545
Long-term debt	5,690	6,545
2014 Loan
Debt Instrument [Line Items]
Long-term debt	118,925	160,527
Total debt	118,925	160,527
Total debt	118,925	160,527
Long-term debt	118,925	160,527
2018 Loan
Debt Instrument [Line Items]
Long-term debt	30,000	0
Total debt	30,000	0
Total debt	30,000	0
Long-term debt	30,000	0
Maxdekatria | 2016 Loan
Debt Instrument [Line Items]
Long-term debt	0	9,167
Total debt	0	9,167
Total debt	0	9,167
Long-term debt	0	9,167
Maxdekatria | 2018 Loan
Debt Instrument [Line Items]
Long-term debt	11,750	0
Total debt	11,750	0
Total debt	11,750	0
Long-term debt	11,750	0
Glovertwo | 2016 Loan
Debt Instrument [Line Items]
Long-term debt	0	12,833
Total debt	0	12,833
Total debt	0	12,833
Long-term debt	0	12,833
Glovertwo | 2018 Loan
Debt Instrument [Line Items]
Long-term debt	13,420	0
Total debt	13,420	0
Total debt	13,420	0
Long-term debt	13,420	0
Shikokutessera | 2016 Loan
Debt Instrument [Line Items]
Long-term debt	0	14,667
Total debt	0	14,667
Total debt	0	14,667
Long-term debt	0	14,667
Shikokutessera | 2018 Loan
Debt Instrument [Line Items]
Long-term debt	14,430	0
Total debt	14,430	0
Total debt	14,430	0
Long-term debt	14,430	0
Youngone | 2015 Loan
Debt Instrument [Line Items]
Long-term debt	0	22,733
Total debt	0	22,733
Total debt	0	22,733
Long-term debt	0	22,733
Petra | 2015 Loan
Debt Instrument [Line Items]
Long-term debt	0	18,024
Total debt	0	18,024
Total debt	0	18,024
Long-term debt	0	18,024
Petra | 2018 Loan
Debt Instrument [Line Items]
Long-term debt	9,075	0
Total debt	9,075	0
Total debt	9,075	0
Long-term debt	9,075	0
Pemer | 2015 Loan
Debt Instrument [Line Items]
Long-term debt	0	18,024
Total debt	0	18,024
Total debt	0	18,024
Long-term debt	0	18,024
Pemer | 2018 Loan
Debt Instrument [Line Items]
Long-term debt	9,075	0
Total debt	9,075	0
Total debt	9,075	0
Long-term debt	9,075	0
Maxtessera | 2014 Loan
Debt Instrument [Line Items]
Long-term debt	0	28,000
Total debt	0	28,000
Total debt	0	28,000
Long-term debt	0	28,000
Maxtessera | 2018 Loan
Debt Instrument [Line Items]
Long-term debt	26,000	0
Total debt	26,000	0
Total debt	26,000	0
Long-term debt	26,000	0
Shikokuokto | 2015 Loan
Debt Instrument [Line Items]
Long-term debt	0	15,018
Total debt	0	15,018
Total debt	0	15,018
Long-term debt	0	15,018
Maxdeka | 2011 Loan
Debt Instrument [Line Items]
Long-term debt	13,635	17,044
Total debt	13,635	17,044
Total debt	13,635	17,044
Long-term debt	13,635	17,044
Shikokupente | 2018 Loan
Debt Instrument [Line Items]
Long-term debt	14,930	0
Total debt	14,930	0
Total debt	14,930	0
Long-term debt	14,930	0
Shikoku | 2011 Loan
Debt Instrument [Line Items]
Long-term debt	18,667	22,400
Total debt	18,667	22,400
Total debt	18,667	22,400
Long-term debt	18,667	22,400
Shikokuennia | 2018 Loan
Debt Instrument [Line Items]
Long-term debt	17,730	0
Total debt	17,730	0
Total debt	17,730	0
Long-term debt	17,730	0
Maxeikosiepta | 2018 Loan
Debt Instrument [Line Items]
Long-term debt	5,000	0
Total debt	5,000	0
Total debt	5,000	0
Long-term debt	5,000	0
Shikokuepta | 2016 Loan
Debt Instrument [Line Items]
Long-term debt	20,417	22,050
Total debt	20,417	22,050
Total debt	20,417	22,050
Long-term debt	20,417	22,050
Pentakomo | 2018 Loan
Debt Instrument [Line Items]
Long-term debt	11,750	0
Total debt	11,750	0
Total debt	11,750	0
Long-term debt	11,750	0
Maxeikositria | 2017 Loan
Debt Instrument [Line Items]
Long-term debt	11,930	12,968
Total debt	11,930	12,968
Total debt	11,930	12,968
Long-term debt	11,930	12,968
Maxeikosi | 2017 Loan
Debt Instrument [Line Items]
Long-term debt	11,930	12,968
Total debt	11,930	12,968
Total debt	11,930	12,968
Long-term debt	11,930	12,968
Maxpente | 2017 Loan
Debt Instrument [Line Items]
Long-term debt	17,400	20,000
Total debt	17,400	20,000
Total debt	17,400	20,000
Long-term debt	17,400	20,000
Maxeikositessera | 2017 Loan
Debt Instrument [Line Items]
Long-term debt	12,090	13,650
Total debt	12,090	13,650
Total debt	12,090	13,650
Long-term debt	12,090	13,650
Maxenteka | 2017 Loan
Debt Instrument [Line Items]
Long-term debt	14,332	15,925
Total debt	14,332	15,925
Total debt	14,332	15,925
Long-term debt	14,332	15,925
Maxeikosiexi | 2015 Loan
Debt Instrument [Line Items]
Long-term debt	5,248	6,063
Total debt	5,248	6,063
Total debt	5,248	6,063
Long-term debt	5,248	6,063
Marinouki | 2015 Loan
Debt Instrument [Line Items]
Long-term debt	8,590	9,904
Total debt	8,590	9,904
Total debt	8,590	9,904
Long-term debt	8,590	9,904
Kerasies | 2015 Loan
Debt Instrument [Line Items]
Long-term debt	6,014	6,918
Total debt	6,014	6,918
Total debt	6,014	6,918
Long-term debt	6,014	6,918
Soffive | 2015 Loan
Debt Instrument [Line Items]
Long-term debt	9,305	10,757
Total debt	9,305	10,757
Total debt	9,305	10,757
Long-term debt	9,305	10,757
Eptaprohi | 2015 Loan
Debt Instrument [Line Items]
Long-term debt	43,818	50,518
Total debt	43,818	50,518
Total debt	43,818	50,518
Long-term debt	43,818	50,518
Pelea - Vasstwo | 2018 Loan
Debt Instrument [Line Items]
Long-term debt	20,075	0
Total debt	20,075	0
Total debt	20,075	0
Long-term debt	20,075	0
Maxeikosiena | 2015 Loan
Debt Instrument [Line Items]
Long-term debt	20,314	21,271
Total debt	20,314	21,271
Total debt	20,314	21,271
Long-term debt	20,314	21,271
Gloversix - Shikokuokto | 2018 Loan
Debt Instrument [Line Items]
Long-term debt	35,000	0
Total debt	35,000	0
Total debt	35,000	0
Long-term debt	35,000	0
Youngtwo | 2017 Loan
Debt Instrument [Line Items]
Long-term debt	23,039	23,817
Total debt	23,039	23,817
Total debt	23,039	23,817
Long-term debt	$ 23,039	$ 23,817